Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Elm Market Navigator ETF
Shareholder Report [Line Items]
Fund Name	Elm Market Navigator ETF
Class Name	Elm Market Navigator ETF
Trading Symbol	ELM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elm Market Navigator ETF for the period of February 10, 2025, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.elmfunds.com/elm-market-navigator-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	http://www.elmfunds.com/elm-market-navigator-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Elm Market Navigator ETF	$3	0.20%
[1]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.20%
Updated Performance Information Location [Text Block]	Visit http://www.elmfunds.com/elm-market-navigator-etf for more recent performance information.
Net Assets	$ 429,552,909
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$429,552,909
Number of Holdings	27
Portfolio Turnover	21%
30-Day SEC Yield	2.86%
30-Day SEC Yield Unsubsidized	2.84%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Schwab US TIPS ETF	17.6%
Vanguard Total Stock Market ETF	12.7%
Vanguard FTSE Emerging Markets ETF	11.6%
iShares 0-3 Month Treasury Bond ETF	10.8%
iShares Core MSCI Emerging Markets ETF	8.7%
Vanguard FTSE Europe ETF	7.4%
iShares Core S&P Total U.S. Stock Market ETF	6.8%
iShares Core MSCI Europe ETF	6.5%
iShares Core MSCI Pacific ETF	4.2%
iShares National Muni Bond ETF	2.2%

Updated Prospectus Web Address	http://www.elmfunds.com/elm-market-navigator-etf

[1]
*	Annualized